Offerings - Offering: 1	Jan. 23, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,715
Offering Note	The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Securities Act”). In accordance with Rules 456(b) and 457(r) of the Securities Act, the Registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-292868 filed on January 22, 2026 (the “Registration Statement”). This registration fee table shall be deemed to update the “Calculation of Filing Fee Table” in the Registration Statement in accordance with Rules 456(b) and 457(r) under the Securities Act, which registration fee is paid herewith for the related offering. The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.